Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about financial instruments [abstract]
Fair value measurements of marketable securities, investments at FVTPL and derivative warrants

Fair value measurements of marketable securities, investments at FVTPL, investments at FVOCI and derivative warrants are as follows:

		Fair value measurements using
December 31, 2024	Carrying amount	Level 1	Level 2	Level 3
Recurring measurements:
Financial assets
Marketable securities	139	139	—	—
Investments at FVOCI	8,053	8,053	—	—
Financial liabilities
Derivative warrants (1)	26	—	—	26

		Fair value measurements using
December 31, 2023	Carrying amount	Level 1	Level 2	Level 3
Recurring measurements:
Financial assets
Marketable securities	225	225	—	—
Investments at FVTPL	8,655	—	—	8,655
Financial liabilities
Derivative warrants (1)	4,400	—	—	4,400
(1)
The carrying amount is an estimate of the fair value of the derivative warrants and is presented as a current liability. The Company has no cash obligation with respect to the derivative warrants, rather it will deliver common shares if and when warrants are exercised.

Summary of Impairment Losses on Accounts Receivable Recognized in Profit or Loss

Impairment losses on accounts receivable recognized in profit or loss were as follows:

As at	December 31, 2024	December 31, 2023
Impairment (reversal) loss on trade receivables	(4,865)	10,383
Impairment reversal on other receivables	(584)	(31)
	(5,449)	10,352

Summary of Movement in Allowance for Impairment in Respect of Accounts Receivable

The movement in the allowance for impairment in respect of accounts receivable during the year ended December 31, 2024 was as follows:

	December 31, 2024	December 31, 2023
Balance, beginning of year	12,800	2,448
Net remeasurement of impairment loss allowance	(5,449)	10,352
Balance, end of year	7,351	12,800

Schedule of Aging Profile of Accounts Receivable and Allowance for Expected Credit Loss

The following table sets forth details of the aging profile of trade accounts receivable and the allowance for expected credit loss:

As at	December 31, 2024	December 31, 2023
Current (less than 30 days)	21,033	16,669
31 - 60 days	2,093	1,085
61 - 90 days	1,573	331
Greater than 90 days	7,200	15,564
Less allowance	(7,351)	(12,800)
	24,548	20,849

Timing of Expected Cash Outflows Relating to Financial Liabilities

The timing of expected cash outflows relating to financial liabilities at December 31, 2024 is as follows:

	Less than one year	One to three years	Three to five years	Thereafter	Total
Accounts payable and accrued liabilities	56,275	—	—	—	56,275
Financial guarantee liability	—	219	—	—	219
Balance, end of year	56,275	219	—	—	56,494